Restricted Stock and Cash Awards - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		3 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended					3 Months Ended					3 Months Ended		12 Months Ended								3 Months Ended
	Mar. 02, 2010	Mar. 31, 2013 award	Mar. 31, 2012	Dec. 31, 2012 Times	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 13, 2013 Minimum [Member]	Mar. 16, 2012 Officer and Key Employees [Member]	Mar. 13, 2013 Executive Officer [Member] Y	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2012 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2011 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2013 Cash Awards [Member] Minimum [Member]	Mar. 31, 2013 Cash Awards [Member] Officer and Key Employees [Member]	Dec. 31, 2012 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 13, 2013 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 31, 2012 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 16, 2012 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 08, 2011 Cash Awards [Member] Officer and Key Employees [Member]	Mar. 31, 2013 Cash Awards [Member] Executive Officer [Member] Y	Mar. 31, 2013 Unvested Restricted Stock [Member]	Mar. 31, 2012 Unvested Restricted Stock [Member]	Dec. 31, 2012 Unvested Restricted Stock [Member]	Dec. 31, 2011 Unvested Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock Plan [Member]	Mar. 31, 2012 Restricted Stock Plan [Member]	Dec. 31, 2012 Restricted Stock Plan [Member]	Dec. 31, 2011 Restricted Stock Plan [Member]	Dec. 31, 2010 Restricted Stock Plan [Member]	May 12, 2009 Restricted Stock Plan [Member]	Dec. 31, 2012 2009 Provisional Cash Awards [Member]	Mar. 31, 2012 2009 Provisional Cash Awards [Member]	Dec. 31, 2011 2008 Provisional Cash Awards [Member]	Dec. 31, 2010 2007 Provisional Cash Awards [Member]	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member] Minimum [Member]	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member] Executive Officer [Member] Y
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Share-based compensation, restricted units												1,200,000				1,200,000
Share-based compensation, shares outstanding		9,700,000		9,000,000	10,600,000	12,500,000	13,400,000					500,000				900,000														87,000
Shares granted in the period				352,000	224,000	216,000						345,000	332,000	200,000	185,000																345,000	332,000	352,000	224,000	216,000
Fair value of grants in period																															$ 13.5	$ 11.9	$ 12.6	$ 6.9	$ 5.2
Share based payment award vesting date												Mar. 13, 2017	Mar. 16, 2016	Mar. 08, 2015	Mar. 03, 2014
Minimum age of employee with not subject to award forfeiture on condition compliance										55																55																55
Period of Service from Grant Date Stock Options Awarded Not Subject to Forfeiture								2 years											2 years																						2 years
Restricted stock or unit expense												1.9	1.4			7.1	5.5	5.2
Total intrinsic value																											45.5	34.9	32.5	26.9
Equity awards with an aggregate fair value																											7.7	6.3
Provisional compensation cash award approved for future grant by compensation committee, value																						10.5		13.1	14.4
Provisional compensation cash award approved for future grant by compensation committee, units									368,000		368,000									365,000		269,000	432,000	368,000	464,000												1,100,000	1,100,000	0	215,000
Performance period, years																				1	1
Vesting period, years																				2 years	2 years
Ultimate award value, multiples of original value of the units, minimum		0.5		0.5
Ultimate award value, multiples of original value of the units, maximum		1.5		1.5
Cash-based compensation award, expenses		1.7	1.9	7.5
Future grant of provisional cash awards	17.0
Aggregate units	706,000
Grants vested in period fair value																																					26.5	26.5	0	4.6
Shares authorized for issue																																				4,000,000
Share-based compensation, shares outstanding, Value																														$ 1.3